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                                                                    RULE 497(e)
                                                               REG. NO. 2-95002

                          SUPPLEMENT DATED JULY 1, 1999

                                      TO

                           PROSPECTUS DATED MAY 1, 1999
                                      AND
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1999

                                      FOR

                                   COMPASS 1

      ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK


     Effective July 1, 1999, all customer service operations of Sun Life Insurance and Annuity Company of New York (the "Company") have been transferred to facilities maintained by the Company's parent, Sun Life Assurance Company of Canada (U.S.), in Massachusetts. As of the date of this Supplement, the Service Address for the Company is as follows:

              Sun Life Insurance and Annuity Company of New York
                              Service Address:
                               P.O. Box 9141
                         Boston, Massachusetts 02117
                           Toll Free (800) 447-7569
           For 24-hour automated account information: (800) 752-7218

     Additionally, the Company's overnight mailing address has been changed as follows:


              Sun Life Insurance and Annuity Company of New York
                             Service Address:
                             One Copley Place
                                Suite 200
                        Boston, Massachusetts 02116

CO1NY-SUPP 7/99